Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Logistics expenses accruals	303,880	267,040
Advances from customers	120,858	163,237
Outsourced labor cost payable	74,698	111,318
Salary and welfare payable	223,843	196,018
Professional fee accruals	24,786	23,408
Marketing expenses accruals	177,084	217,995
Other tax payable	10,567	27,358
Sales return accrual	1,497	20,869
Consideration payable	75,453	75,244
Others	12,874	85,692

Accrued expenses and other current liabilities	1,025,540	1,188,179